Unaudited Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Assets
Goodwill		$ 942	$ 969
Deferred acquisition costs and other intangible assets		18,604	17,476
Property, plant and equipment		964	1,065
Reinsurers' share of insurance contract liabilities	[1]	44,918	13,856
Deferred tax assets		4,259	4,075
Current tax recoverable		387	492
Accrued investment income		1,517	1,641
Other debtors		3,211	2,054
Investment properties		23	25
Investment in joint ventures and associates accounted for using the equity method		1,507	1,500
Loans		14,910	16,583
Equity securities and holdings in collective investment schemes	[2]	234,698	247,281
Debt securities	[2]	121,462	134,570
Derivative assets		2,459	1,745
Other investments	[2]	1,569	1,302
Deposits		3,351	2,615
Cash and cash equivalents		8,384	6,965
Total assets		463,165	454,214
Equity
Shareholders' equity		19,110	19,477
Non-controlling interests		197	192
Total equity		19,307	19,669
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		391,924	385,678
Unallocated surplus of with-profits funds		5,512	4,750
Core structural borrowings of shareholder-financed businesses		6,499	5,594
Operational borrowings		2,245	2,645
Obligations under funding, securities lending and sale and repurchase agreements		9,085	8,901
Net asset value attributable to unit holders of consolidated investment funds		5,967	5,998
Deferred tax liabilities		5,278	5,237
Current tax liabilities		428	396
Accruals, deferred income and other liabilities		16,208	14,488
Provisions		245	466
Derivative liabilities		467	392
Total liabilities		443,858	434,545
Total equity and liabilities		$ 463,165	$ 454,214

[1]	At 30 June 2020, reinsurers’ share of insurance contract liabilities include $27.7 billion in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd, as discussed in note D1.
[2]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments are $265 million of lent securities as at 30 June 2020 (31 December 2019: $90 million).